Leasing - Schedule of Right for use Asset (Details) - Office building and parking spaces [Member] - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Balance at beginning	₪ 2,691
Balance at ending		₪ 2,691
Cost [Member]
Cost
Balance at beginning	2,691	1,562
Additions		1,129
Balance at ending	2,691	2,691
Accumulated amortization [Member]
Cost
Balance at beginning	1,420	995
Additions	320	425
Balance at ending	1,740	1,420
Amortized Cost [Member]
Cost
Amortized cost	₪ 951	₪ 1,271